Appendix II: Board and Senior Management Compensation - Narrative (Details)							1 Months Ended	12 Months Ended						24 Months Ended	36 Months Ended
	Jan. 01, 2024 € / shares	Apr. 08, 2022 EUR (€) shares	Apr. 23, 2021 cycle	Jan. 01, 2021	Jun. 08, 2018 cycle	Jan. 01, 2018 shares € / shares	May 31, 2016 EUR (€)	Dec. 31, 2023 EUR (€) shares employee yr cycle	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2021 model	Dec. 31, 2020 shares € / shares	Dec. 31, 2019 shares € / shares	Dec. 31, 2018 model	Dec. 31, 2023 shares	Dec. 31, 2023 shares
Performance Share Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of independent cycles | cycle					3			3
Performance Share Plan 2018-2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of independent cycles | model													3
Delivery percent (fulfillment of TSR objective, in percentage)					50.00%
Delivery percent (free cash flow generation, maximum compliance, in percentage)					50.00%
Global Employee Share Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum amount of shares an employee is allowed to purchase | €		€ 1,800
PSP - First Cycle / 2021-2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares entitled (in shares) | employee								978,583
Performance Share Plan 2021-2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of independent cycles			3							3
Weighted-average payment coefficient (as a percent)								89.45%
Delivery percent (fulfillment of TSR objective, in percentage)			50.00%
Delivery percent (free cash flow generation, maximum compliance, in percentage)			40.00%
Delivery percent (free cash flow generation, maximum compliance)			10.00%
FCF Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted-average payment coefficient (as a percent)								40.00%	40.00%	40.00%
First cycle | Performance Share Plan 2018-2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of independent cycles | cycle					3
No. of shares assigned (shares)						8,466,996
First cycle | PSP - First Cycle / 2021-2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares) | € / shares	1,913,000
First cycle | Performance Share Plan 2021-2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted-average payment coefficient (as a percent)				89.45%
No. of shares assigned (shares)															19,425,499
First cycle | FCF Objective | Performance Share Plan 2018-2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted-average payment coefficient (as a percent)											50.00%	50.00%	50.00%
Fair value of shares assigned (EUR per share) | € / shares						€ 6.4631
First cycle | FCF Objective | PSP - First Cycle / 2021-2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares assigned (EUR per share) | € / shares	€ 3.1598
First cycle | FCF Objective | Performance Share Plan 2021-2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)								7,770,200
First cycle | TSR Objective | Performance Share Plan 2018-2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares assigned (EUR per share) | € / shares						€ 4.516
First cycle | TSR Objective | PSP - First Cycle / 2021-2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares assigned (EUR per share) | € / shares	2.6465
First cycle | TSR Objective | Performance Share Plan 2021-2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)								9,712,749
First cycle | CO2 Emission Neutralisation And Reduction target | PSP - First Cycle / 2021-2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares assigned (EUR per share) | € / shares	€ 3.1598
Second Cycle | Performance Share Plan 2018-2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)												9,471,489
Second Cycle | Performance Share Plan 2021-2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)														15,069,650
Second Cycle | FCF Objective | Performance Share Plan 2018-2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted-average payment coefficient (as a percent)										50.00%	50.00%	50.00%
Fair value of shares assigned (EUR per share) | € / shares												€ 6.1436
Second Cycle | FCF Objective | Performance Share Plan 2021-2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)								6,027,860
Second Cycle | TSR Objective | Performance Share Plan 2018-2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares assigned (EUR per share) | € / shares												€ 4.4394
Second Cycle | TSR Objective | Performance Share Plan 2021-2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)								7,534,825
Third Cycle | Performance Share Plan 2018-2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)											5,346,508
Third Cycle | Performance Share Plan 2021-2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)														16,618,564
Third Cycle | FCF Objective | Performance Share Plan 2018-2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted-average payment coefficient (as a percent)									50.00%	50.00%	50.00%
Fair value of shares assigned (EUR per share) | € / shares											€ 3.2136
Third Cycle | FCF Objective | Performance Share Plan 2021-2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)								6,647,426
Third Cycle | TSR Objective | Performance Share Plan 2018-2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares assigned (EUR per share) | € / shares											€ 1.6444
Third Cycle | TSR Objective | Performance Share Plan 2021-2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)								8,309,282
Directors | PSP - First Cycle / 2021-2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares entitled (in shares)		2,936
Delivery percent (fulfillment of TSR objective, in percentage)								37.90%
Delivery percent (free cash flow generation, maximum compliance, in percentage)								40.00%
Delivery percent (free cash flow generation, maximum compliance)								10.00%
Delivery percent (if within median of performance)								15.00%
Delivery percent (if within third quartile of performance)								50.00%
Proportion of free cash flow generation minimum threshold of compliance (as a percent)								90.00%	40.00%
Proportion of free cash flow generation minimum compliance (as a percent)								20.00%
Proportion of free cash flow generation maximum threshold of compliance (as a percent)								100.00%
Proportion of carbon dioxide emission neutralization minimum threshold of compliance (as a percent)								90.00%
Proportion of carbon dioxide emission neutralization minimum compliance (as a percent)								5.00%
Proportion of carbon dioxide emission neutralization maximum threshold of compliance (as a percent)								100.00%
Number of shares delivered under the plan to the Executive Directors and other Participants (in shares)								100.00%
Holding period for shares delivered under Plan								2 years
Number of years of gross fixed remuneration based on which the Directors need to maintain an amount of shares | yr								2
Required holding period for Executive Directors								3 years
Amount contributed by each executive director to plan | €		€ 1,800
Weighted payout ratio linked to TSR								39.45%
Directors | Performance Share Plan 2021-2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Delivery percent (fulfillment of TSR objective, in percentage)								50.00%
Delivery percent (free cash flow generation, maximum compliance, in percentage)								40.00%
Delivery percent (free cash flow generation, maximum compliance)								10.00%
Directors | First cycle | Performance Share Plan 2021-2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares entitled (in shares)		589
Senior Management (Excluding Board Directors)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Accrued fixed compensation | €									€ 8,749,939
In-kind compensation | €								€ 122,315
Senior Management (Excluding Board Directors) | First cycle | Performance Share Plan 2021-2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares entitled (in shares)									1,192,442
Senior Management (Excluding Board Directors) | First cycle | Performance Share Plan 2021-2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares entitled (in shares)									1,333,081
Senior Management (Excluding Board Directors) | Second Cycle | Performance Share Plan 2021-2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares entitled (in shares)									1,241,015
Senior Management (Excluding Board Directors) | Third Cycle | Performance Share Plan 2021-2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares entitled (in shares)								1,378,418
Mr. Santiago Fernandez Valbuena | Senior Management (Excluding Board Directors)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Key management personnel compensation | €							€ 947,676
Mr. José María Álvarez-Pallete López
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contributions | €								€ 673,085
Mr. José María Álvarez-Pallete López | Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Key management personnel compensation | €								5,647,044
Mr. Ángel Vilá Boix
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contributions | €								€ 560,000
Mr. Ángel Vilá Boix | PSP - First Cycle / 2021-2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares entitled (in shares) | employee								732,596
Mr. Ángel Vilá Boix | Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Key management personnel compensation | €								€ 4,204,983
Benefits plan | Senior Management (Excluding Board Directors)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contributions | €									€ 212,281
Benefits plan | Mr. José María Álvarez-Pallete López
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contributions | €								540,968
Benefits plan | Mr. Ángel Vilá Boix
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contributions | €								487,840
Pension plans | Senior Management (Excluding Board Directors)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contributions | €									€ 113,293
Pension plans | Mr. José María Álvarez-Pallete López
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contributions | €								7,574
Pension plans | Mr. Ángel Vilá Boix
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contributions | €								€ 6,721